Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of share capital
	Ordinary Shares
	2018	2019
Issued and paid-up share capital as at December 31	97,099	208,926
Authorized share capital	200,000	500,000